Property, plant and equipment - Summary of Changes In Property Plant And Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	¥ 990,541	¥ 917,198
Changes in carrying amount:
Additions	348,178	301,340
Acquisitions through business combinations	3,383	97
Reclassifications	(2,695)	(841)
Disposals or classified as held for sale	(8,724)	(8,002)
Depreciation	(235,826)	(213,973)
Impairment losses	(888)	(6,169)
Translation adjustment	18,934	6,569
Other	310	(5,678)
Total changes	122,672	73,343
Ending Balance	1,113,213	990,541
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	76,040	77,716
Changes in carrying amount:
Additions	2,461
Reclassifications	24	340
Disposals or classified as held for sale	(1,628)	(2,484)
Impairment losses		(37)
Translation adjustment	1,226	505
Total changes	2,083	(1,676)
Ending Balance	78,123	76,040
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	263,959	256,096
Changes in carrying amount:
Additions	25,434	22,464
Acquisitions through business combinations	1,946	47
Reclassifications	48,600	12,568
Disposals or classified as held for sale	(2,248)	(1,599)
Depreciation	(29,906)	(24,405)
Impairment losses	(235)	(1,063)
Translation adjustment	9,640	2,572
Other	282	(2,721)
Total changes	53,513	7,863
Ending Balance	317,472	263,959
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	549,814	507,032
Changes in carrying amount:
Additions	91,189	91,873
Acquisitions through business combinations	1,437	50
Reclassifications	134,660	146,025
Disposals or classified as held for sale	(4,690)	(3,140)
Depreciation	(205,920)	(189,568)
Impairment losses	(579)	(2,866)
Translation adjustment	7,032	2,756
Other	22	(2,348)
Total changes	23,151	42,782
Ending Balance	572,965	549,814
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	100,728	76,354
Changes in carrying amount:
Additions	229,094	187,003
Reclassifications	(185,979)	(159,774)
Disposals or classified as held for sale	(158)	(779)
Impairment losses	(74)	(2,203)
Translation adjustment	1,036	736
Other	6	(609)
Total changes	43,925	24,374
Ending Balance	144,653	100,728
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,797,536	2,732,055
Changes in carrying amount:
Ending Balance	3,010,870	2,797,536
Gross carrying amount | Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	76,077	77,716
Changes in carrying amount:
Ending Balance	78,160	76,077
Gross carrying amount | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	755,115	731,440
Changes in carrying amount:
Ending Balance	832,785	755,115
Gross carrying amount | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,864,034	1,844,088
Changes in carrying amount:
Ending Balance	1,953,985	1,864,034
Gross carrying amount | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	102,310	78,811
Changes in carrying amount:
Ending Balance	145,940	102,310
Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,806,995)	(1,814,857)
Changes in carrying amount:
Ending Balance	(1,897,657)	(1,806,995)
Accumulated depreciation and impairment losses | Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(37)
Changes in carrying amount:
Ending Balance	(37)	(37)
Accumulated depreciation and impairment losses | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(491,156)	(475,344)
Changes in carrying amount:
Ending Balance	(515,313)	(491,156)
Accumulated depreciation and impairment losses | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,314,220)	(1,337,056)
Changes in carrying amount:
Ending Balance	(1,381,020)	(1,314,220)
Accumulated depreciation and impairment losses | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,582)	(2,457)
Changes in carrying amount:
Ending Balance	¥ (1,287)	¥ (1,582)